Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets

NOTE 8 - GOODWILL AND INTANGIBLE ASSETS

There has been no change in the carrying amount of goodwill of $27,095 for the years ended December 31, 2016 and December 31, 2015.

Management performs an evaluation of goodwill for impairment on an annual basis, or more frequently if events or changes in circumstances indicate that the asset might be impaired. Management performed an evaluation of the Company’s goodwill during the fourth quarter of 2016. In performing its evaluation, management obtained several commonly used financial ratios from pending and completed purchase transactions for banks based in the Midwest. Management used these ratios to determine an implied market value for the Company. The implied market value was then used to determine whether or not additional testing was required. Based on this test, management concluded that the Company’s goodwill was not impaired at December 31, 2016.

Acquired intangible assets were as follows as of year end.

	2016			2015
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Amortized intangible assets(1):
MSRs	$912	$250	$662	$750	$162	$588
Core deposit intangibles	7,274	6,152	1,122	7,274	5,453	1,821

Total amortized intangible assets	$8,186	$6,402	$1,784	$8,024	$5,615	$2,409

(1)	Excludes fully amortized intangible assets

Aggregate core deposit intangible amortization expense was $699, $711 and $769 for 2016, 2015 and 2014, respectively.

Aggregate mortgage servicing rights amortization was $74, $29 and $31 for 2016, 2015 nad 2014, respectively.

Estimated amortization expense for each of the next five years and thereafter is as follows:

	MSRs	Core deposit intangibles	Total
2017	$37	$587	$624
2018	37	111	148
2019	37	88	125
2020	37	71	108
2021	37	68	105
Thereafter	477	197	674

	$662	$1,122	$1,784